Related party transactions	6 Months Ended
Sep. 30, 2019
Related party transactions
Related party transactions

11   Related party transactions

The Group has a number of related parties including joint arrangements and associates, pension schemes, directors and Executive Committee members. Related party transactions with the Group’s joint arrangements and associates primarily comprise fees for the use of products and services including network airtime and access charges, and cash pooling arrangements. No related party transactions have been entered into during the period which might reasonably affect any decisions made by the users of these unaudited condensed consolidated financial statements except as disclosed below.

	Six months ended 30 September
	2019	2018
	€m	€m
Sales of goods and services to associates	12	9
Purchase of goods and services from associates	—	1
Sales of goods and services to joint arrangements	99	106
Purchase of goods and services from joint arrangements	88	94
Net interest income receivable from joint arrangements	45	49

	30 September	31 March
	2019	2019
	€m	€m
Trade balances owed:
by associates	7	1
to associates	2	3
by joint arrangements	130	193
to joint arrangements	27	25
Other balances owed by joint arrangements	1,018	997
Other balances owed to joint arrangements	177	169

In the six months ended 30 September 2019 the Group made contributions to defined benefit pension schemes of €11 million (six months ended 30 September 2018: €20 million). In addition, €0.7 million of dividends were paid to Board members and executive committee members (six months ended 30 September 2018: €3.9 million). Dividends received from associates are disclosed in the consolidated statement of cash flows.